Fair Value of Financial Instruments - Assets and Liabilities Carrying at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Assets
Cash and cash equivalents	$ 270.1	$ 465.2	$ 643.2	$ 673.6
Fixed maturity securities, available-for-sale:
Funds Withheld Receivable		0.0
Estimate of Fair Value Measurement [Member]
Fixed maturity securities, available-for-sale:
Asset Backed Loans And Other Invested Assets		33.3
Liabilities
Debt Instrument, Fair Value Disclosure	5,931.0	5,761.8
Reported Value Measurement [Member]
Fixed maturity securities, available-for-sale:
Asset Backed Loans And Other Invested Assets		33.3
Liabilities
Debt Instrument, Fair Value Disclosure	5,705.1	5,465.6
Fair Value, Inputs, Level 2 [Member]
Liabilities
Debt Instrument, Fair Value Disclosure	5,839.0	5,639.9
Fair Value, Inputs, Level 3 [Member]
Fixed maturity securities, available-for-sale:
Asset Backed Loans And Other Invested Assets		33.3
Liabilities
Debt Instrument, Fair Value Disclosure	92.0	121.9
Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Fixed maturity securities, available-for-sale:
Assets, Fair Value Disclosure, Recurring	1.5	0.2
Derivatives, Liabilities
Liabilities, Fair Value Disclosure, Recurring	3.3	1.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fixed maturity securities, available-for-sale:
Assets, Fair Value Disclosure, Recurring	0.0	0.0
Derivatives, Liabilities
Liabilities, Fair Value Disclosure, Recurring	0.0	0.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Fixed maturity securities, available-for-sale:
Assets, Fair Value Disclosure, Recurring	1.5	0.2
Derivatives, Liabilities
Liabilities, Fair Value Disclosure, Recurring	3.3	1.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Fixed maturity securities, available-for-sale:
Assets, Fair Value Disclosure, Recurring	0.0	0.0
Derivatives, Liabilities
Liabilities, Fair Value Disclosure, Recurring	$ 0.0	$ 0.0